S000027100 [Member] Expense Example, No Redemption - Nuveen Flexible Income Fund	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 568
Expense Example, No Redemption, 3 Years	777
Expense Example, No Redemption, 5 Years	1,006
Expense Example, No Redemption, 10 Years	1,665
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	174
Expense Example, No Redemption, 3 Years	549
Expense Example, No Redemption, 5 Years	954
Expense Example, No Redemption, 10 Years	2,085
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	238
Expense Example, No Redemption, 5 Years	422
Expense Example, No Redemption, 10 Years	955
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	219
Expense Example, No Redemption, 5 Years	389
Expense Example, No Redemption, 10 Years	$ 884